Provisions Current and Non-current Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions [abstract]
Current	$ 8,041	$ 12,066
Non-Current	240,111	229,887
Provisions	$ 248,152	$ 241,953	$ 195,384